Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tax-Managed Multi-Cap Growth Portfolio
Entity Central Index Key	0001116071
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000014303
Shareholder Report [Line Items]
Fund Name	Tax-Managed Multi-Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Managed Multi-Cap Growth Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Multi-Cap Growth Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Multi-Cap Growth Portfolio	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70% [1]
AssetsNet	$ 259,842,819
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,842,819
# of Portfolio Holdings	45
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	0.8%
Materials	1.6%
Consumer Staples	3.7%
Financials	7.7%
Health Care	9.0%
Industrials	9.7%
Consumer Discretionary	12.9%
Communication Services	13.2%
Information Technology	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.7%
Visa, Inc., Class A	5.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Salesforce, Inc.	2.8%
GoDaddy, Inc., Class A	2.7%
Total	59.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized